Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 916	$ 1,216
Recognized in net income	38	7
Recognized in OCI	88	(253)
Other	(18)	(54)
Balance at end of year	1,024	916
Balance at beginning of year	(552)	(599)
Recognized in net income	8	34
Recognized in OCI	(81)	(16)
Other	36	29
Balance at end of year	(589)	(552)
Net deferred tax assets	435	364
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	222	314
Recognized in net income	24	(80)
Other	10	(12)
Balance at end of year	256	222
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	40	39
Recognized in net income	3	3
Other	(37)	(2)
Balance at end of year	6	40
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	307	554
Recognized in net income	(25)	59
Recognized in OCI	(16)	(296)
Other	9	(10)
Balance at end of year	275	307
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	103	53
Recognized in net income	(12)	51
Other	1	(1)
Balance at end of year	92	103
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	24	1
Recognized in net income	(3)	(7)
Recognized in OCI	104	43
Other		(13)
Balance at end of year	125	24
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	5	19
Recognized in net income	2	(3)
Other	(1)	(11)
Balance at end of year	6	5
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	215	236
Recognized in net income	49	(16)
Other		(5)
Balance at end of year	264	215
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(327)	(305)
Recognized in net income	(10)	(26)
Other	(4)	4
Balance at end of year	(341)	(327)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(82)	(112)
Recognized in net income	(23)	27
Other	36	3
Balance at end of year	(69)	(82)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(24)	(15)
Recognized in net income	33	1
Recognized in OCI	(81)	(15)
Other	1	5
Balance at end of year	(71)	(24)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(88)	(86)
Recognized in net income	(2)	(2)
Other	1
Balance at end of year	(89)	(88)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(19)	(63)
Recognized in net income	4	28
Recognized in OCI		(1)
Other	2	17
Balance at end of year	(13)	(19)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(12)	(18)
Recognized in net income	6	6
Balance at end of year	$ (6)	$ (12)